Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended		44 Months Ended	55 Months Ended	60 Months Ended		75 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent			12.70%				7.18%			4.12%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent			16.41%				7.42%			3.84%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent		7.22%				3.85%			1.91%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent		10.72%				4.05%			1.65%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent		11.74%		5.22%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent			18.29%				8.23%			4.63%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent			17.41%				7.42%			3.84%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent			18.56%				8.52%			4.88%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent		12.59%				4.86%			2.41%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent		11.72%				4.05%			1.65%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent		12.72%				5.10%			2.66%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent		20.84%				8.39%		8.73%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent		17.38%		6.89%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent		17.54%			(1.49%)
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			16.76%				15.09%			11.23%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent			18.01%				9.02%			7.66%
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Average Annual Return, Percent			24.11%				9.82%			5.92%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			16.76%				15.09%			11.23%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent			18.01%				9.02%			7.66%
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Average Annual Return, Percent			24.11%				9.82%			5.92%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			16.76%				15.09%			11.23%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent			18.01%				9.02%			7.66%
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Average Annual Return, Percent			24.11%				9.82%			5.92%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.76%				15.09%			11.23%
FTSE EPRA Nareit Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent		11.18%				5.10%			3.17%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.76%				15.09%			11.23%
FTSE EPRA Nareit Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent		11.18%				5.10%			3.17%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.76%				15.09%			11.23%
FTSE EPRA Nareit Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent		11.18%				5.10%			3.17%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.76%				15.09%		13.73%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent		18.01%				9.02%		6.00%
S&P Global Clean Energy Transition Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Transition Index
Average Annual Return, Percent		(0.61%)				2.38%		4.83%
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent		15.29%		9.34%
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent		15.29%			(0.43%)